Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000132088 | Valterra Platinum, Ltd.8907967
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132088 | LG Uplus Corp.8907857
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132088 | Impala Platinum Holdings, Ltd.8907962
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132088 | K+S AG8907700
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132088 | Range Resources Corp.8907593
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132088 | Golden Agri-Resources, Ltd.8907926
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132088 | CK Hutchison Holdings, Ltd.8907772
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132088 | Seabridge Gold, Inc. (USD)8907599
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132088 | LG Corp.8907854
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132088 | NAC Kazatomprom JSC8907739
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132088 | Russia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132088 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132088 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132088 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132088 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132088 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132088 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132088 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132088 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000132088 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000132089 | Valterra Platinum, Ltd.8907967
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132089 | LG Uplus Corp.8907857
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132089 | Impala Platinum Holdings, Ltd.8907962
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132089 | K+S AG8907700
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132089 | Range Resources Corp.8907593
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132089 | Golden Agri-Resources, Ltd.8907926
Holdings [Line Items]
Percent of Total Investments	2.00%
C000132089 | CK Hutchison Holdings, Ltd.8907772
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132089 | Seabridge Gold, Inc. (USD)8907599
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132089 | LG Corp.8907854
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132089 | NAC Kazatomprom JSC8907739
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132089 | Russia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132089 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132089 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132089 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132089 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132089 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000132089 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000132089 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000157593 | Valterra Platinum, Ltd.8907800
Holdings [Line Items]
Percent of Total Investments	4.40%
C000157593 | LG Uplus Corp.8907747
Holdings [Line Items]
Percent of Total Investments	3.50%
C000157593 | Seabridge Gold, Inc. (USD)8907817
Holdings [Line Items]
Percent of Total Investments	3.10%
C000157593 | Glencore PLC8907646
Holdings [Line Items]
Percent of Total Investments	3.10%
C000157593 | Impala Platinum Holdings, Ltd.8907794
Holdings [Line Items]
Percent of Total Investments	3.00%
C000157593 | K+S AG8907634
Holdings [Line Items]
Percent of Total Investments	3.00%
C000157593 | Golden Agri-Resources, Ltd.8907780
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157593 | NAC Kazatomprom JSC8907661
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157593 | Barrick Gold8907806
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157593 | Yellow Cake PLC8907673
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157593 | Russia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157593 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157593 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157593 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157593 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157593 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157593 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157593 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157593 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000157593 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157593 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157593 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157592 | Valterra Platinum, Ltd.8907800
Holdings [Line Items]
Percent of Total Investments	4.40%
C000157592 | LG Uplus Corp.8907747
Holdings [Line Items]
Percent of Total Investments	3.50%
C000157592 | Seabridge Gold, Inc. (USD)8907817
Holdings [Line Items]
Percent of Total Investments	3.10%
C000157592 | Glencore PLC8907646
Holdings [Line Items]
Percent of Total Investments	3.10%
C000157592 | Impala Platinum Holdings, Ltd.8907794
Holdings [Line Items]
Percent of Total Investments	3.00%
C000157592 | K+S AG8907634
Holdings [Line Items]
Percent of Total Investments	3.00%
C000157592 | Golden Agri-Resources, Ltd.8907780
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157592 | NAC Kazatomprom JSC8907661
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157592 | Barrick Gold8907806
Holdings [Line Items]
Percent of Total Investments	2.30%
C000157592 | Yellow Cake PLC8907673
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157592 | Russia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000157592 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157592 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157592 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157592 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157592 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157592 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157592 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157592 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000157592 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157592 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157592 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.90%